Earnings per share	12 Months Ended
Dec. 31, 2023
Earnings per share
Earnings per share

21.Earnings per share

	For the Year Ended
	December 31,
In CHF thousands except for share and per share data	2023	2022	2021
Loss per share (EPS)
Numerator
Net loss attributable to equity holders of the Company	(54,233)	(70,753)	(72,996)
Denominator
Weighted-average number of shares outstanding used to compute EPS basic and diluted attributable to equity holders	84,694,616	83,554,412	74,951,833
Basic and diluted loss per share for the period attributable to equity holders	(0.64)	(0.85)	(0.97)

In periods for which we have a loss, basic net loss per share is the same as diluted net loss per share. We have excluded from our calculation of diluted loss per share all potentially dilutive in-the-money (i) share options, (ii) non-vested restricted share awards and (iii) shares that were issued upon conversion of two different convertible notes as their inclusion would have been anti-dilutive. The weighted-average number of potentially dilutive securities that were not included in the diluted per share calculations because they would be anti-dilutive were as follows:

	As of
	December 31,
	2023	2022	2021
Share options issued and outstanding (in-the-money)	97,683	135,827	1,140,388
Restricted share awards subject to future vesting	1,160,240	117,292	6,264
Convertible shares	—	—	41,461
Total potentially dilutive securities	1,257,923	253,119	1,188,113